Income tax and tax loss carryforwards, Reconciliation for income tax based on statutory rate (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation between provision for income tax based on statutory income tax rate and provision recorded [Abstract]
(Loss) profit before taxes	$ (269,197)	$ (422,490)	$ 95,867
Income tax	80,759	126,747	(28,760)
Increase (decrease) from [Abstract]
Difference in depreciation and amortization	135,332	(86,033)	(180,395)
Revaluation surplus	(88,112)	94,331	113,826
Materials and supplies	13	3,625	(31,073)
Inflationary and currency exchange effects on monetary assets and liabilities, net	(11,643)	(4,035)	1,236
Tax losses amortization	60,032	82,145	19,277
Provisions and allowance for doubtful accounts	(97,628)	(178,276)	54,214
Difference between the tax and book value for the sale of assets	(35,950)	(14,276)	(13,133)
Difference between the tax and book value for the sale of shares of subsidiaries	0	(104)	97,284
Non-deductible expenses	(21,660)	(4,790)	(11,855)
Income tax (agreement)	0	0	(85,196)	[1]
Total income tax benefit (expenses)	$ 21,143	$ 19,334	$ (64,575)

[1]	During 2019, Grupo TMM agreed with the Tax Administration Service to resolve the Company’s outstanding tax liabilities for the fiscal year 2010 through payment of 2.6 million pesos over a period of 36 months beginning in November 2019. As of December 31, 2021, the Company is in negotiations to restructure the agreement.